Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Gain (Loss) on Securities [Line Items]
Net gains (losses) recognized during the period on equity securities	¥ 1,010,288	¥ 135,601	¥ (60,563)
Less: Net gains (losses) recognized during the period on equity securities sold during the period	235,564	29,561	17,000
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	¥ 774,724	¥ 106,040	¥ (77,563)